Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Share-based Compensation
Share-based compensation expense	$ 3,961,000	$ 1,370,000
Recorded with a corresponding credit to liability	2,840,000	590,000
Recorded with a corresponding credit to additional paid-in capital	1,121,000	780,000
Recorded with a corresponding credit to both liability and additional paid-in capital	3,961,000	1,370,000
Share-based compensation reclassified from liability to additional paid-in capital	4,092,000	526,000
Share-based compensation recorded as liability	2,151,000		$ 3,403,000
Unrecognized compensation cost	38,764,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	3,145,000	543,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	756,000	$ 827,000
Cost of goods
Share-based Compensation
Share-based compensation expense	$ 60,000